Revenues (Tables)	12 Months Ended
Mar. 31, 2018
Revenues
Schedule of revenue by category

	Year ended March 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Cord blood processing fees	415,000	477,243	604,502	96,372
Cord blood storage fees	243,523	278,273	325,209	51,846
Fees derived from the provision of donated cord blood for transplantation and research and others	4,476	4,462	7,057	1,125

Total revenues	662,999	759,978	936,768	149,343